Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs
Wages and salaries	£ 5,393	£ 5,278	£ 6,314
Defined contribution pension cost (note 26)	149	158	206
Social security contributions and similar taxes	639	643	769
Share based payment	(36)	520	203
Staff costs gross	6,145	6,599	7,492
Continuing operations	4,352	4,578	4,663
Discontinued operations	1,793	2,021	2,829
Staff costs	£ 6,145	£ 6,599	£ 7,492